Credit Risk - Analysis of funds and eligible liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	£ 71,173	£ 71,680	£ 71,204
Other equity instruments (recognised as AT1 capital)	(12,959)	(13,241)	(13,259)
Adjustment to retained earnings for foreseeable ordinary share dividends	(645)	(1,123)	(795)
Adjustment to retained earnings for foreseeable repurchase of shares	(222)	(796)	0
Adjustment to retained earnings for foreseeable other equity coupons	(41)	(46)	(43)
Goodwill and intangible assets	(7,839)		(7,794)
Defined benefit pension fund assets	(3,541)		(3,667)
Total own funds and eligible liabilities	117,785	116,824	115,308
Total RWAs	351,433	349,635	342,717
CET1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional value adjustments (PVA)	(1,887)	(1,834)	(1,901)
Goodwill and intangible assets	(7,835)	(7,807)	(7,790)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,630)	(1,558)	(1,630)
Fair value reserves related to gains or losses on cash flow hedges	3,799	4,049	3,707
Excess of expected losses over impairment	(324)	(299)	(296)
Gains or losses on liabilities at fair value resulting from own credit	622	378	136
Defined benefit pension fund assets	(2,564)	(2,509)	(2,654)
Direct and indirect holdings by an institution of own CET1 instruments	(5)	(3)	(20)
Adjustment under IFRS 9 transitional arrangements	123	137	288
Other regulatory adjustments	90	116	357
Total own funds and eligible liabilities	47,695	47,144	47,304
AT1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	13,000	13,263	13,263
Other regulatory adjustments	(41)	(22)	(60)
Total own funds and eligible liabilities	12,959	13,241	13,203
T1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total own funds and eligible liabilities	60,654	60,385	60,507
T2 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	8,836	7,704	7,966
Qualifying T2 capital (including minority interests) issued by subsidiaries	385	401	569
Adjustment under IFRS 9 transitional arrangements	39	0	0
Other regulatory adjustments	(43)	(35)	(160)
Total own funds and eligible liabilities	69,871	68,455	68,882
Ineligible T2 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total own funds and eligible liabilities	(385)	(401)	(569)
Eligible liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total own funds and eligible liabilities	£ 48,299	£ 48,770	£ 46,995